Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

May 1, 2009

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Mr. Brion R. Thompson

Re:	UBS M2 Fund, L.L.C.

File Nos. 333-149658; 811-21195

Ladies and Gentlemen:

On behalf of UBS M2 Fund, L.L.C. (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) (also constituting Amendment No. 18 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended) (the “Amendment”).

The principal change reflected in the Amendment is the completion of the expense table under the caption “Summary of Fund Expenses,” including “Acquired Fund Fees and Expenses” and the 1, 3, 5 and 10 year expense figures in the examples immediately following the Summary of Fund Expenses table.

A consent from the Fund’s auditor, Ernst & Young LLP, relating to the Fund’s audited financial statements for the fiscal year ended December 31, 2008, and summary financial highlights derived therefrom, is included as an exhibit to the Amendment.

Please direct any comments or questions to Gary L. Granik at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik